UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc.,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2012 - 06/30/2013
BlackRock Debt Strategies Fund, Inc.

===================== BlackRock Debt Strategies Fund, Inc. =====================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: MAY 14, 2013   Meeting Type: Annual/Special
Record Date:  APR 09, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       Withhold     Management
1.2   Elect Director Paul Gagne               For       For          Management
1.3   Elect Director Peter Gordon             For       For          Management
1.4   Elect Director Paul Houston             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Jim Lake                 For       For          Management
1.7   Elect Director Gordon Lancaster         For       For          Management
1.8   Elect Director Pierre McNeil            For       Withhold     Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Change Jurisdiction of Incorporation    For       For          Management
      [CBCA to BCBCA]

--------------------------------------------------------------------------------

GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: AUG 08, 2012   Meeting Type: Annual
Record Date:  JUN 18, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Debt Strategies Fund, Inc.

Date: August 27, 2013